LONG-TERM INVESTMENTS, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended					12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017	May 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments and Cost Method Investments [Line Items]
Impairment balance of equity investments without readily determinable fair values						¥ 37,000	¥ 37,000
Impairment of long-term investments						(524)	(524)
A company providing mechanic training
Schedule of Investments and Cost Method Investments [Line Items]
Payment to acquire cost method investment					¥ 12,000
Equity investment , cost method percentage					2.86%
Impairment of equity investments without readily determinable fair values						0	0
A company providing intelligent robot products
Schedule of Investments and Cost Method Investments [Line Items]
Payment to acquire cost method investment			¥ 24,000
Equity investment , cost method percentage			6.00%
Impairment of equity investments without readily determinable fair values								¥ 24,000
Impairment balance of equity investments without readily determinable fair values						24,000	24,000
A company providing information sharing IT platform
Schedule of Investments and Cost Method Investments [Line Items]
Payment to acquire cost method investment		¥ 22,500
Equity investment , cost method percentage		15.00%
Impairment of equity investments without readily determinable fair values						0	0
Other equity investments without readily determinable fair values
Schedule of Investments and Cost Method Investments [Line Items]
Impairment of equity investments without readily determinable fair values						0	2,000
Impairment balance of equity investments without readily determinable fair values						13,000	13,000
Companies providing hockey program management
Schedule of Investments and Cost Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Impairment of equity investments without readily determinable fair values						0	0
Payment to acquire investment	¥ 14,000
Equity investment percentage	20.00%
A company providing employment course trainings and recruitment services
Schedule of Investments and Cost Method Investments [Line Items]
Equity Method Investment, Ownership Percentage				13.90%
Impairment of equity investments without readily determinable fair values						0	0
Impairment balance of equity investments without readily determinable fair values						¥ 15,000	¥ 15,000
Equity investment percentage				13.90%
Payment to acquire available for sale securities				¥ 10,000